UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor Asset Management Inc.
Address: Bay Adelaide Centre
         333 Bay Street, Suite 1230
         Toronto, Ontario, Canada M5H 2R2


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Financial Officer and Chief Operating Officer
Phone: 416-304-9674

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt          Toronto, Ontario, Canada      February 12, 2012
-----------------------       ------------------------   -----------------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $471,911
                                          (thousands)

List of Other Included Managers: NONE

                                                               VALUE    SHARES/  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP         (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
AGRIUM INC                     COM             008916 10 8     14,738    147900  SH       SOLE                  147900
APOLLO GLOBAL MGMT LLC CL A    CL A SHS        037612 30 6      9,871    568600  SH       SOLE                  568600
BANK MONTREAL QUE              COM             063671 10 1     27,791    454300  SH       SOLE                  454300
BANK NOVA SCOTIA HALIFAX       COM             064149 10 7     17,026    294800  SH       SOLE                  294800
CAMECO CORP                    COM             13321L 10 8     27,173   1380000  SH       SOLE                 1380000
CANADIAN NAT RES LTD           COM             136385 10 1     20,798    722500  SH       SOLE                  722500
CENOVUS ENERGY INC             COM             15135U 10 9      8,626    257800  SH       SOLE                  257800
CSX CORP                       COM             126408 10 3     24,546   1244100  SH       SOLE                 1244100
CUMMINS INC                    COM             231021 10 6     29,558    272800  SH       SOLE                  272800
FREEPORT-MCMORAN COPPER & GO   COM             35671D 85 7     28,407    830600  SH       SOLE                  830600
GOOGLE INC                     CL A            38259P 50 8     29,144     41200  SH       SOLE                   41200
GROUPE CGI INC                 CL A SUB VTG    39945C 10 9     15,677    679900  SH       SOLE                  679900
HONEYWELL INTL INC             COM             438516 10 6     10,009    157700  SH       SOLE                  157700
JPMORGAN CHASE & CO            COM             46625H 10 0      9,879    224700  SH       SOLE                  224700
KOHLS CORP                     COM             500255 10 4      6,039    140500  SH       SOLE                  140500
MAGNA INTL INC                 COM             559222 40 1     24,742    495500  SH       SOLE                  495500
MANULIFE FINL CORP             COM             56501R 10 6     26,094   1921600  SH       SOLE                 1921600
NEXEN INC                      COM             65334H 10 2     34,961   1309100  SH       SOLE                 1309100
OPEN TEXT CORP                 COM             683715 10 6     17,289    309200  SH       SOLE                  309200
REGIONS FINL CORP NEW          COM             7591EP 10 0      6,697    939300  SH       SOLE                  939300
RESEARCH IN MOTION LTD         COM             760975 10 2      2,365    199400  SH       SOLE                  199400
SAFEWAY INC                    COM NEW         786514 20 8      9,461    523000  SH       SOLE                  523000
TAHOE RES INC                  COM             873868 10 3      5,082    277800  SH       SOLE                  277800
TIMKEN CO                      COM             887389 10 4      9,949    208000  SH       SOLE                  208000
TORONTO DOMINION BK ONT        COM NEW         891160 50 9     29,437    349700  SH       SOLE                  349700
VALERO ENERGY CORP NEW         COM             91913Y 10 0     26,552    778200  SH       SOLE                  778200